February 26, 1997


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DE 20549

Re: American International Life Assurance Company of New York
    Variable Account B; Registration Number 33-90686

Gentlemen:

I am Assistant Secretary and Associate Counsel for American International Life Assurance Company of New York (the "Company"), a New York stock life insurance corporation. In connection with the offering of Variable Life Insurance Policies (the "Policies") of Variable Account B (the "Account"), a segregated investment account of the Company, I have examined such records and documents and have made such further investigation and examination as I deemed necessary for the purpose of this opinion.

It is my opinion that the Policies, the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Account, were legally issued, fully paid and non-assessable by the Account to the extent set forth in the Account's prospectus forming part of its Registration Statement on Form S-6 filed under the Securities Act of 1933 as Registration Number 33-90686.

I hereby consent to the filing of this opinion with said Rule 24f-2 Notice.

Sincerely,

Kenneth D. Walma /s
__________________
Kenneth D. Walma
Assistant Secretary and Associate Counsel

KW/kr


                        Rule 24f-2
                        Notice For
        American International Life Assurance Company of New York
                        ACCOUNT B
                    FILE NOS. 33-90686

Fiscal period for which notice is filed
12/31/96

Securities registered and unsold at the beginning
of the fiscal year
0

Securities registered during this year other than
pursuant to Rule 24f-2
0

Sale price of accumulation units sold during fiscal
year ending December 31, 1996
$547,150

Aggregate sale price of accumulation units sold
during the fiscal year ending December 31, 1996
$547,150

Redemption price of accumulation units redeemed
during the fiscal year ending December 31, 1996
$80,037

Total amount upon which fee calculation is based
$467,113

Fee submitted (1/33 of 1% of total amount)
$142


     AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                     VARIABLE ACCOUNT B
                      BY HOWARD GUNTON /s
                  __________________________
                        HOWARD GUNTON
                VICE PRESIDENT AND COMPTROLLER